Cash	12 Months Ended
Dec. 31, 2022
Cash [Abstract]
CASH
NOTE 4:-	CASH

	December 31,
	2022	2021
Cash for immediate withdrawal - in USD	$3,443	$6,590
Cash for immediate withdrawal - in NIS	131	285

	$3,574	$6,875